Income Taxes - Schedule of Effective Income Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Hong Kong [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Hong Kong statutory income tax rate, Amount	16.50%	16.50%	16.50%
Hong Kong statutory income tax rate, Percent (in Dollars)	$ (115,617)
Valuation allowance recognized with respect to the loss, Amount	(16.50%)	(16.50%)	(16.50%)
Valuation allowance recognized with respect to the loss, Percent (in Dollars)	$ 115,617
Effective income tax rate, Amount	0.00%	0.00%	0.00%
Effective income tax rate, Percent (in Dollars)
PRC [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Hong Kong statutory income tax rate, Amount	25.00%	25.00%	25.00%
Hong Kong statutory income tax rate, Percent (in Dollars)	$ (395,455)
Effect of income tax exemptions and reliefs, Amount	(20.00%)	(20.00%)	(20.00%)
Effect of income tax exemptions and reliefs, Percent (in Dollars)	$ 316,364
Valuation allowance recognized with respect to the loss, Amount	(5.00%)	(5.00%)	(5.00%)
Valuation allowance recognized with respect to the loss, Percent (in Dollars)	$ 79,091
Effective income tax rate, Amount	0.00%	0.00%	0.00%
Effective income tax rate, Percent (in Dollars)
US [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Hong Kong statutory income tax rate, Amount	21.00%	21.00%	21.00%
Hong Kong statutory income tax rate, Percent (in Dollars)	$ (66,170)
Valuation allowance recognized with respect to the loss, Amount	(23.85%)	(18.54%)	(21.00%)
Valuation allowance recognized with respect to the loss, Percent (in Dollars)	$ 75,143
Effective income tax rate, Amount	(2.85%)	2.46%	0.00%
Effective income tax rate, Percent (in Dollars)	$ 8,973